Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property and Equipment, net
Property and Equipment, net

Note 7.    Property and Equipment, net

The following is a breakdown of property and equipment:

	September 30,	December 31,
	2019	2018
Furnitures and office equipment	602,548	357,064
Vehicle	60,951	63,135
Leasehold improvements	239,781	200,435
Total property and equipment	903,280	620,634
Less: accumulated depreciation	(482,548)	(186,514)

Land	3,042,777	3,042,777
Building[1]	308,779	2,607,666
Assets Retirement Obligations - Environmental Remediation	8,000,000	8,000,000
Capitalized direct development cost	2,732,705	944,864
Construction in progress (Fintech Village)	14,084,261	14,595,307

Property and Equipment, net	$14,504,993	$15,029,427

Note

[1] The $2.3 million decrease from the prior year represents the impairment charge recorded in connection with four of the five existing buildings on Fintech Village which are expected to be demolished.

The Company recorded depreciation expense, which is included in its operating expense, of $65,862 and $14,820 for the three months ended September 30, 2019 and 2018 and $102,991 and $32,941 for the nine months ended September 30, 2019 and 2018, respectively.

The Company recorded $8.0 million of Asset Retirement Obligations which are related to our legal contractual obligations in connection with the acquisition of Fintech Village. The Capitalized direct development costs mainly represent the architectural costs.

Note 8.    Property and Equipment, net

The following is a breakdown of property and equipment:

	December 31,	December 31,
	2018	2017
Furniture and office equipment	$357,064	$308,383
Vehicle	63,135	147,922
Leasehold improvements	200,435	8,058
Total property and equipment	620,634	464,363
Less: accumulated depreciation	(186,514)	(337,088)
Construction in progress (Fintech Village)	14,595,307	—
Property and Equipment, net	$15,029,427	$127,275

The Company recorded depreciation expense of approximately $139,903 and $221,006, which is included in its operating expense for the years ended December 31, 2018 and 2017, respectively.

Global Headquarters for Technology and Innovation in Connecticut (“Fintech Village”)

On October 10, 2018, the Company purchased a 58‑acre former University of Connecticut campus in West Hartford from the State of Connecticut for $5.2 million in cash and also assumed responsibility of the environmental remediation. The Company obtained a surety bond in favor of the University of Connecticut and the State of Connecticut (the “Seller”) in connection with the Company’s environmental remediation obligations. In order to obtain the surety bond, the Company was required to post $3.6 million in cash collateral with the bonding company and recorded in other non-current assets in the consolidated balance sheet. The Company recorded asset retirement obligations in the amount of $8.0 million as of December 31, 2018 which was the estimates performed by the Seller and at a discount to the purchase price, therefore, we considered it a reasonable estimate of fair value of our asset retirement obligation pursuant to ASC 410‑20‑25‑6. We will assess asset retirement obligations periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available.

We plan to transform the property into a world-renowned technology campus named Fintech Village with a focus on being a leading technology and innovation facility for developing new and next-generation Fintech solutions utilizing artificial intelligence, deep learning and blockchain. The estimated cost to be incurred to complete construction of Fintech Village is approximately $283 million.

In connection with the acquisition, the Company also entered into an Assistance Agreement by and between the State of Connecticut, acting by the Department of Economic and Community Development (the “Assistance Agreement"), pursuant to which the State of Connecticut may provide up to $10.0 million of financial assistance (the “Funding”) which in such case shall be evidenced by a promissory note, provided, however, that the aggregate principal of the funding shall not exceed 50% of the cost of the project. The Company will provide security for its obligation to repay the Funding to the State of Connecticut in the form of a first position mortgage. The Company agrees that in exchange for the Funding it will provide a minimum number of jobs at a minimum annual amount of compensation by December 31, 2021. Failure of the Company to do so will subject it to certain cash penalties for each employee below the minimum employment threshold. If the Company meets the employment obligations it is eligible for forgiveness of up to $10.0 million of the Funding. The Company will agree to certain covenants with respect to the Funding and such Funding may become immediately due and payable upon the occurrence of certain standard events of default. There were no borrowings from the Funding as of December 31, 2018.

The Company capitalized direct costs and interest cost incurred on funds used to construct Fintech Village and the capitalized cost is recorded as part of construction in progress. Capitalized cost was approximately $945,000 in 2018 mainly related to the legal and architect costs.